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Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Tel: 202.739.3000
Fax: 202.739.3001
www.morganlewis.com

August 26, 2009

US Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: SPDR(R) Series Trust: Post-Effective Amendment No. 43 to the Registration
    Statement Filed on Form N-1A under the Securities Act of 1933 (File Nos. 333-57793 and 811-08839)


Ladies and Gentlemen:

On behalf of SPDR(R) Series Trust (the "Trust"), we hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 43 ("PEA No. 43") to the Trust's Registration Statement on Form N-1A. PEA No. 43 is being filed to comply with the new requirements of Form N-1A. The Trust will be filing a post-effective amendment pursuant to Rule 485(b) on or about October 28, 2009 to update the financial information, finalize all disclosure, and file certain exhibits to the Registration Statement.

Please contact me at (202) 739-5676 with your questions or comments.

Sincerely,


/s/ Joseph J. Yanoshik
-------------------------------------
Joseph J. Yanoshik

Enclosures